RESTRICTED NET ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Restricted Cash and Cash Equivalents Items
Appropriation of statutory reserves	¥ 0	¥ 0	¥ 0
Accumulated reserves	7,300,000			$ 1.1
Restricted registered capital	73,200,000			11.5
Amount of restricted net assets	¥ 65,900,000			$ 10.4
Minimum
Restricted Cash and Cash Equivalents Items
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Maximum
Restricted Cash and Cash Equivalents Items
Percentage of appropriations of statutory reserve of registered capital	50.00%